Interest Rate Benchmark Reform - Amounts Affected by IBOR Reform (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Derivative financial instruments	£ 2,051	£ 3,451
Other financial assets at fair value through profit or loss	771	834
Financial assets at amortised cost	530	1,163
Financial assets at fair value through comprehensive income	6,368	8,950
Assets held for sale	2,645	0
Total assets	291,810	299,064
Liabilities
Derivative financial instruments	1,304	1,920
Other financial liabilities at fair value through profit or loss	1,023	1,434
Liabilities held for sale	3,912	0
Total liabilities	274,843	282,819
GBP LIBOR
Assets
Derivative financial instruments	22,263	33,857
Other financial assets at fair value through profit or loss	809	968
Financial assets at amortised cost	12,706	15,062
Financial assets at fair value through comprehensive income	189	428
Assets held for sale	1,602
Total assets	37,569	50,315
Liabilities
Derivative financial instruments	26,322	35,312
Other financial liabilities at fair value through profit or loss	967	1,128
Financial liabilities at amortised cost	895	2,354
Liabilities held for sale	0
Total liabilities	28,184	38,794
Off-balance sheet commitments given	10,277	11,405
USD LIBOR
Assets
Derivative financial instruments	2,745	4,844
Other financial assets at fair value through profit or loss	20	22
Financial assets at amortised cost	157	1,191
Financial assets at fair value through comprehensive income	0	0
Assets held for sale	161
Total assets	3,083	6,057
Liabilities
Derivative financial instruments	2,699	5,381
Other financial liabilities at fair value through profit or loss	41	69
Financial liabilities at amortised cost	2,738	3,515
Liabilities held for sale	27
Total liabilities	5,505	8,965
Off-balance sheet commitments given	803	2,126
Other
Assets
Derivative financial instruments	653	2,149
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost	83	90
Financial assets at fair value through comprehensive income	0	0
Assets held for sale	0
Total assets	736	2,239
Liabilities
Derivative financial instruments	56	88
Other financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	0	0
Liabilities held for sale	0
Total liabilities	56	88
Off-balance sheet commitments given	198	573
Total
Assets
Derivative financial instruments	25,661	40,850
Other financial assets at fair value through profit or loss	829	990
Financial assets at amortised cost	12,946	16,343
Financial assets at fair value through comprehensive income	189	428
Assets held for sale	1,763
Total assets	41,388	58,611
Liabilities
Derivative financial instruments	29,077	40,781
Other financial liabilities at fair value through profit or loss	1,008	1,197
Financial liabilities at amortised cost	3,633	5,869
Liabilities held for sale	27
Total liabilities	33,745	47,847
Off-balance sheet commitments given	£ 11,278	£ 14,104